Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Weighted average assumptions used in estimating the value of the award
The weighted average assumptions used in estimating the value of the TSR awards were as follows:

	Fiscal 2016	Fiscal 2015
Risk-free rate	1.03%	0.93%
Expected volatility	30.72%	33.25%
Expected dividend yield	—%	—%
Expected award life	3	3

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following weighted average assumptions were used for grants:

	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2014
Risk-free rate	1.6%	1.59%	1.86%-2.07%
Expected volatility	23.47%	30.22%	25.95%-26.71%
Expected dividend yield	—%	—%	1.27%-1.58%
Expected option life	7 years	7 years	7 years

Schedule of stock option activity
A summary of our stock option activity is presented below. Note that the activities presented for fiscal year 2015 prior to the Spin-Off and fiscal year 2014 represent the stock options held by our employees under the Orbital ATK long-term incentive award program in Orbital ATK shares. Subsequent to the Spin-Off shares represent those stock options outstanding in our stock.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (per option)
Outstanding at March 31, 2013	126,972	$60.99
Granted	31,541	129.60
Exercised	(300)	54.84
Forfeited/expired	(450)	54.84
Outstanding at March 31, 2014	157,763	$74.74	8.3	$67.41
Conversion related to Spin-Off(a)	383,047
Granted	67,710	$42.75
Exercised	—
Forfeited/expired	—
Outstanding at March 31, 2015	608,520	$22.47	7.8	$20.35
Granted	70,821	52.09
Exercised	(66,670)	17.60
Forfeited/expired	—
Outstanding at March 31, 2016	612,671	$26.42	7.4	$25.51
Options exercisable at:
March 31, 2014	64,289	$59.26	8.3	$82.59
March 31, 2015	438,980	$18.53	7.3	$24.29
March 31, 2016	472,737	$20.56	6.8	$31.35

(a) The the number of stock options and the weighted average grant date fair value of the stock options converted is equal to the number of stock options and weighted average grant date fair value of such stock options prior to the Spin-Off, adjusted for the 2 for 1 stock conversion and for the Spin-Off conversion adjustment. Included in the conversion related to Spin-Off are awards related to employees both within our Company and remaining at Orbital ATK as a result of the Spin-Off.

Schedule of performance share award, TSR award, and restricted stock award activity
These restricted stock units will be settled with the issuance of shares upon vesting. A summary of our restricted stock unit award activity is presented below.

	Shares	Weighted Average Grant Date Fair Value
Nonvested at March 31, 2014	—	—
Conversion related to Spin-Off(a)	250,534	$20.74
Granted	132,541	42.75
Canceled/forfeited	—	—
Vested	(123,208)	15.21
Nonvested at March 31, 2015	259,867	$34.59
Granted	91,434	51.64
Canceled/forfeited	(22,788)	63.53
Vested	(61,692)	67.32
Nonvested at March 31, 2016	266,821	$30.40

(a) The number of restricted stock units converted represents the conversion of TSR and performance shares issued for long term incentive plans issued prior to the Spin-Off converted into restricted stock units to be vested over one to three years for certain key employees.
A summary of our performance share award, TSR award, restricted stock activity is presented below. Note that the activities presented for fiscal year 2015 prior to the Spin-Off and fiscal year 2014 represent the restricted stock held by our employees under the Orbital ATK long-term incentive award program in Orbital ATK shares. Subsequent to the Spin-Off shares represent those stock options outstanding in our stock

	Shares	Weighted Average Grant Date Fair Value
Nonvested at March 31, 2013	317,580	$64.78
Granted	85,152	123.56
Canceled/forfeited	(73,909)	69.06
Vested	(83,155)	66.90
Nonvested at March 31, 2014	245,668	$83.15
Conversion related to Spin-Off(a)	88,657
Granted	342,863	47.29
Canceled/forfeited	—	—
Vested	(68,151)	20.88
Nonvested at March 31, 2015	609,037	$29.13
Granted	251,754	53.35
Canceled/forfeited	(31,265)	69.05
Vested	(80,756)	61.82
Nonvested at March 31, 2016	748,770	$32.08

(a) The number of performance share awards, TSR awards, and shares of restricted stock and the weighted average grant date fair value converted is equal to the number of shares and weighted average grant date fair value of such prior to the Spin-Off, adjusted for the 2 for 1 stock conversion and for the Spin-Off conversion adjustment. Included in the conversion related to Spin-Off are awards related to employees both within our Company and remaining at Orbital ATK as a result of the Spin-Off, as well as the conversion of all outstanding TSR and performance shares into restricted stock units.